CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net Income (Loss)	$ 1,511,906	$ (936,298)	$ (10,146,228)	$ 322,840
Non-Cash Adjustments
Depreciation and Amortization	99,705	98,348	377,840	468,817
Impairment of Patents and Trademarks	0	0	73,423	64,703
Stock-Based Compensation Expense	19,347	19,347	159,272	172,233
Loss on Sale of Assets			40,352	0
Interest Converted into Common Stock			222,032	0
Amortization of Term Debt Discount	6,326	9,728	25,302	777,550
Amortization Of Debt Issuance Costs	0	1,244
Amortization and Write-off of Term Debt Discount			732,584	0
Amortization and Write-off of Debt Issuance Costs			257,692	0
Warrants Issued for Debt Extinguishment			97,913	0
(Gain) Loss on Derivative Valuation	(2,575,262)	14,287	3,575,278	0
Gain on Sale of Discontinued Operations			0	(5,817,807)
Forgiveness of Debt			0	46,037
Non Cash Compensation			0	74,073
(Increase) Decrease in Operating Assets
Accounts Receivable	27,130	(53,520)	(44,320)	607,885
Inventories	(82,047)	38,240	(266,446)	717,499
Deferred Offering Costs Other	0	(43,069)
Prepaid Expenses and Other Assets	136,026	20,757	(37,993)	14,857
Increase (Decrease) in Operating Liabilities
Accounts Payable	(146,719)	304,913	(379,634)	(912,122)
Accrued Expenses	(13,700)	8,318	34,592	99,832
Customer Deposits	(72,409)	(3,678)	107,698	(329,073)
Income Taxes Payable	10,678	2,942	54,365	1,386
Accrued Compensation	0	129,422	0	200,000
Accrued Interest	5,708	130,016	24,728	667,994
Net Cash Flows (Used in) Provided by From Operating Activities	(1,073,311)	(259,003)	(5,091,550)	(2,823,296)
Cash Flows from Investing Activities
Proceeds from Sale of Assets, Net of Direct Costs			0	7,520,197
Purchases of Tooling and Equipment	(57,009)	(9,051)	(145,929)	(180,189)
Investments in Software	(280,585)	0	(240,561)	0
Investments in Patents and Trademarks	(11,305)	(18,121)	(72,704)	(67,923)
Net Cash (Used in ) Provided by From in Investing Activities	(348,899)	(27,172)	(459,194)	7,272,085
Cash Flows from Financing Activities
Issuance of Common Stock in Public Offering			8,050,000	0
Direct Offering Associated Costs			(1,204,779)	(57,500)
Net Change in Lines of Credit			(112,500)	(539,581)
Repayment of Capital Leases	(8,042)	(18,371)	(55,733)	(92,739)
Repayment of Long-Term Debt and Short-Term Notes Payable	(55,501)	(119,447)	(2,137,983)	(4,474,879)
Issuance Costs of Senior Convertible Debt			(183,809)	0
Proceeds from Exercise of Warrants	1,447,425	0	56,250	0
Proceeds from Senior Convertible Debt	0	800,000	1,000,000	0
Proceeds from Notes Payable	0	250,304	382,884	364,488
Issuance Costs on Senior Convertible Debt	0	(160,439)
Net Cash Flows (Used in) Provided by Financing Activities	1,383,882	752,047	5,794,330	(4,800,211)
Net Increase (Decrease) in Cash and Cash Equivalents	(38,328)	465,872	243,586	(351,422)
Cash and Cash Equivalents — Beginning of Period	310,140	66,554	66,554	417,976
Cash and Cash Equivalents — End of Period	271,812	532,426	310,140	66,554
Supplemental Disclosures
Interest Paid	32,779	49,826	230,112	170,512
Income Taxes Paid	10,764	10,754	32,533	19,012
Non-Cash Investing and Financings Activities
Conversion of Accrued Compensation and Interest into Common Stock			1,642,569	0
Conversion of Term Debt and Accrued Interest into Common Stock			2,316,007	0
Warrant Derivative Liability of Common Stock Offering and Debt Conversions			8,236,786	0
Discount on senior convertible debenture attributed to warrants	0	621,012	732,584	0
Warrants granted to Senior Debt Holders for Early Debt Repayment			97,913	0
Warrants granted for senior convertible debenture issuance costs	$ 0	$ 66,603	$ 66,603	$ 0